Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 BRL (R$) shares R$ / shares shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$	R$ 331,590,000	R$ 361,974,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	10,938,121	10,096,497
Shares granted	3,965,114
Cancelled	444,148
Exercised (1)	2,679,342
Available for completion	1,561,676
Restricted stock, year one	51,415
Restricted stock, year two	2,899,312
Restricted stock, year three	2,694,459
Restricted stock, year four	3,731,259
Decrease Provision Share Based Payment Cancelled | R$	R$ (11,324,000)	R$ (23,470,000)
Share-based compensation plans | R$	331,590,000	361,974,000	R$ 268,489,000
Increase Provision Share Based Payment | R$	78,485,000	196,956,000
Decrease Provision Share Based Payment | R$	R$ (97,545,000)	R$ (80,001,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 58.91
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,076,116	2,980,111
Shares granted	563,980
Exercised (1)	467,975
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	230,773
Share-based compensation plans | R$	R$ 57,620,000	R$ 60,226,000	R$ 26,744,000
Increase Provision Share Based Payment | R$	22,520,000	81,276,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)	(47,794,000)
Grant Year 2020 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 38.50
Number of other equity instruments outstanding in share-based payment arrangement		33,384
Shares granted	1,083
Exercised (1)	34,467
Available for completion
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 62.25
Number of other equity instruments outstanding in share-based payment arrangement	37,461	874,480
Shares granted	28,375
Cancelled	13,046
Exercised (1)	852,348
Available for completion	37,461
Restricted stock, year one
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 57.48
Number of other equity instruments outstanding in share-based payment arrangement	1,911,872	3,461,437
Shares granted	112,251
Cancelled	106,324
Exercised (1)	1,555,492
Available for completion	1,524,215
Restricted stock, year one	50,429
Restricted stock, year two	313,255
Restricted stock, year three	23,973
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Shares granted	3,758
Exercised (1)	119,558
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.84
Number of other equity instruments outstanding in share-based payment arrangement	2,860,123	3,052,179
Shares granted	98,965
Cancelled	164,360
Exercised (1)	126,661
Restricted stock, year one	986
Restricted stock, year two	2,583,070
Restricted stock, year three	276,067
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Shares granted	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.53
Number of other equity instruments outstanding in share-based payment arrangement	2,584,161	2,675,017
Shares granted	86,665
Cancelled	113,617
Exercised (1)	63,904
Restricted stock, year two	2,987
Restricted stock, year three	2,394,419
Restricted stock, year four	186,755
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,212,835	2,480,743
Shares granted	80,509
Exercised (1)	348,417
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.53
Number of other equity instruments outstanding in share-based payment arrangement	3,544,504
Shares granted	3,637,775
Cancelled	46,801
Exercised (1)	46,470
Restricted stock, year four	3,544,504
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	467,265
Shares granted	467,265
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four	230,773